Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Teucrium Agricultural Strategy No K-1 ETF | Teucrium Agricultural Strategy No K-1 ETF Class
Prospectus [Line Items]
Annual Return [Percent]	(5.83%)	(14.17%)	(4.33%)
Teucrium 2xDaily Corn ETF | Teucrium 2x Daily Corn ETF Class
Prospectus [Line Items]
Annual Return [Percent]	(25.78%)
Teucrium 2x Daily Wheat ETF | Teucrium 2x Daily Wheat ETF Class
Prospectus [Line Items]
Annual Return [Percent]	(37.91%)